ORGANIZATION AND NATURE OF OPERATIONS (Details)	12 Months Ended
Mar. 31, 2025
Taochejun (Fujian) automobiles Co., ltd [Member]
Place of Incorporation	PRC
% of Ownership	61% by Happiness Shunchang
Principal Activities	Automobile sales
Paranovus Entertainment (NewYork) Technology Limited [Member]
Place of Incorporation	New York
Principal Activities	Investment
2lab3 LLC("2Lab3") [Member]
Place of Incorporation	Delaware
% of Ownership	100% by Paranovus New York
Principal Activities	AI-powered applications
Paranovus Entertainment (Hong Kong) Technology Ltd. [Member]
Place of Incorporation	Hong Kong
% of Ownership	100% by Paranovus Cayman
Principal Activities	Investment
Hainan Paranovous Technology Co., Ltd. "Paranouvous Hainan" [Member]
Place of Incorporation	PRC
% of Ownership	100% by Paranovus Hong Kong
Principal Activities	Investment
Bomie Wookoo Inc.("BW") [Member]
Place of Incorporation	New York
% of Ownership	51% by Paranovus Cayman
Principal Activities	Investment
Date of Acquisition	Mar. 25, 2025
WooKoo LLC ("Wookoo") [Member]
Place of Incorporation	Texas
% of Ownership	100% by BW
Principal Activities	E-commerce sales
Date of Acquisition	Mar. 25, 2025
Bomie US LLC ("Bomie US") [Member]
Place of Incorporation	New Jersey
% of Ownership	100% by BW
Principal Activities	Trading and providing e-commerce solutions
Date of Acquisition	Mar. 25, 2025
Hainan Paranovous Technology Co., Ltd [Member]
Place of Incorporation	PRC
% of Ownership	100% by Paranovous HK
Principal Activities	Entertainment
Happiness (Shunchang) E-commerce Co., Ltd ("Happiness Shunchang") [Member]
Place of Incorporation	PRC
% of Ownership	100% by Happiness Hong Kong
Principal Activities	Investment
Fuzhou Happiness Enterprise Management Consulting Co [Member]
Place of Incorporation	PRC
% of Ownership	100% by Happiness Shunchang
Principal Activities	Management and consulting service